Background	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background
(1)	Background

Carisma Therapeutics Inc., a Delaware corporation (collectively with its subsidiaries, the Company), is a biotechnology company that was previously focused on applying its industry leading expertise in macrophage engineering to develop transformative therapies to treat serious diseases including liver fibrosis and cancer.

2024 Revised Operating Plans

In March and December 2024, the Company’s board of directors approved revised operating plans to reduce monthly operating expenses, conserve cash, and refocus the Company’s efforts on strategic priorities. As part of these plans, in March 2024, the Company elected to cease further development of its first lead product candidate, CT-0508. In December 2024 as part of the plan, the Company elected to cease further development of its then lead product candidate, CT-0525, following an assessment of the competitive landscape in anti-HER2 treatments and the impact of recently approved therapies on HER2 antigen loss/downregulation, and the effects on the future development strategy of any anti-HER2 product.

2025 Cash Preservation Plan

As part of a further revised plan approved by the Company’s board of directors on March 25, 2025 to preserve the Company’s existing cash resources following its reduction in workforce, as further discussed below (the cash preservation plan), the Company reduced its operations to those necessary to identify and explore a range of strategic alternatives to maximize value and prepare to wind down its business. The Company currently has no intention of resuming its historical research and development activities.

As part of the cash preservation plan, the board of directors determined to terminate all of its employees not deemed necessary to pursue strategic alternatives and execute an orderly wind down of our operations. Affected employees were informed of the reduction in workforce on March 25, 2025, which became effective on March 31, 2025. The reduction in workforce included 37 of the Company’s full-time employees representing approximately 84% of the Company’s total workforce, including certain employees engaged in research and development, manufacturing and corporate activities. The Company incurred approximately $4.2 million in connection with the reduction in workforce during the six months ended June 30, 2025, which primarily represents one-time employee termination benefits directly associated with the workforce reduction. The Company expects to pay the majority of related reduction in workforce amounts by the end of 2025.

Anticipated Merger with OrthoCellix

After a comprehensive review of strategic alternatives, on June 22, 2025, the Company entered into an Agreement and Plan of Merger (the Merger Agreement), by and among the Company, Azalea Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (Merger Sub), Ocugen, Inc. (Ocugen), a Delaware corporation, and OrthoCellix, Inc. (OrthoCellix), a Delaware corporation and wholly-owned subsidiary of Ocugen, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into OrthoCellix (the OrthoCellix Merger), with OrthoCellix continuing as a wholly owned subsidiary of the Company and the surviving company of the OrthoCellix Merger. The OrthoCellix Merger is intended to qualify for federal income tax purposes as a tax-free reorganization. The Company following the OrthoCellix Merger is referred to herein as the “Combined Company.” If the OrthoCellix Merger is completed, the business of OrthoCellix will continue as the business of the Combined Company. Prior to the completion of the OrthoCellix Merger, the Company will seek to enter into a series of transactions with certain third parties to monetize certain legacy assets, in accordance with the limitations and requirements set forth in the Merger Agreement.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the OrthoCellix Merger (the Effective Time), each share of common stock, par value $0.00001 per share, of OrthoCellix (OrthoCellix Common Stock), issued and outstanding (other than shares of OrthoCellix Common Stock (a) held as treasury stock, (b) owned, directly or indirectly, by the Company or Merger Sub immediately prior to the Effective Time or (c) as to which appraisal rights have been properly exercised in accordance with Delaware law) shall be converted into and become exchangeable for the right to receive a number of shares of the Company’s common stock, based on a ratio calculated in accordance with the Merger Agreement (the Exchange Ratio).

Immediately after the OrthoCellix Merger and the anticipated Concurrent Investment (as defined below), the Company’s securityholders as of immediately prior to the OrthoCellix Merger are expected to own approximately 10.0% of the outstanding shares of the Combined Company on a fully-diluted basis, and the sole stockholder of OrthoCellix along with the other investors in the anticipated Concurrent Investment are expected to own approximately 90.0% of the outstanding shares of the Combined Company on a fully-diluted basis, subject to certain assumptions, including, but not limited to, Carisma’s net cash as of the closing of the OrthoCellix Merger being approximately $0 and the anticipated amount of the Concurrent Investment of $25.0 million (the Concurrent Investment Amount).

The Exchange Ratio assumes (a) a valuation for OrthoCellix of $135.0 million (less the amount, if any, by which the actual amount of the Concurrent Investment is less than $25.0 million), and (b) a valuation for the Company of $15.0 million, which is subject to adjustment based on the amount by which the Company’s net cash is greater than or less than $0.

The consummation of the OrthoCellix Merger is subject to certain closing conditions, including, among other things, approval by the Company’s stockholders of the shares of the Company’s common stock issuable in connection with the OrthoCellix Merger and the anticipated Concurrent Investment pursuant to the rules of The Nasdaq Stock Market LLC (Nasdaq).

The Merger Agreement contains certain termination rights of each of the Company and OrthoCellix. Upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay OrthoCellix a termination fee of $500,000. Upon termination of the Merger Agreement upon specified circumstances, including in the event that OrthoCellix fails to secure the commitments equal to or in excess of the Concurrent Investment Amount by or before September 15, 2025, OrthoCellix may be required to pay the Company a termination fee of $750,000 and reimburse up to $500,000 of the Company’s fees and expenses incurred in connection with the transactions contemplated by the Merger Agreement.

Anticipated Concurrent Investment

Pursuant to the Merger Agreement, the Company and OrthoCellix have agreed to use commercially reasonable efforts to enter into subscription agreements with one or more investors designated by OrthoCellix, pursuant to which such investors would agree to purchase shares of the Company’s common stock for aggregate gross proceeds (inclusive of the Guarantor Investment Amount (as defined below)) at least equal to the Concurrent Investment Amount, which investment is expected to be consummated at or immediately following the Closing. The Company and the investors participating in the anticipated Concurrent Investment will enter into the registration rights agreement at the closing of the Concurrent Investment, pursuant to which, among other things, the Combined Company will agree to provide for the registration and resale of certain shares of the Company’s common stock that are held by the investors participating in the Concurrent Investment from time to time pursuant to Rule 415 under the Securities Act of 1933, as amended (the Securities Act). The closing of the Concurrent Investment is conditioned upon the satisfaction or waiver of the conditions set forth in the subscription agreements and of each of the conditions to the closing of the OrthoCellix Merger.

Further, pursuant to the Merger Agreement, Ocugen has agreed to enter into a subscription agreement with the Company, pursuant to which Ocugen will agree to purchase $5.0 million of shares of the Company’s common stock as part of the Concurrent Investment (such investment by Ocugen, the Guarantor Investment Amount). Ocugen and OrthoCellix have informed the Company that Ocugen is in the process of seeking the consent of Ocugen’s institutional lender prior to Ocugen’s entry into such subscription agreement for the Guarantor Investment.

Nasdaq Compliance

The Company received multiple notifications from The Nasdaq Stock Market LLC (Nasdaq) staff in 2024 and 2025 regarding non-compliance with Nasdaq Listing Rule 5450(b)(2)(A), which requires the Company to maintain a minimum market value of listed securities of $50.0 million, Nasdaq Listing Rule 5450(b)(2)(C), which requires the Company to maintain a minimum market value of publicly held shares of $15.0 million, and Nasdaq Listing Rule 5450(a)(1), which requires the Company to maintain a minimum bid price of $1.00 per share.

Following a hearing, by decision dated June 10, 2025, the Nasdaq Hearings Panel (Panel) granted the Company’s request for the transfer of its listing to The Nasdaq Capital Market (NCM), pursuant to an exception and an extension of time, ultimately through October 7, 2025, to evidence compliance with all applicable criteria for listing on the NCM, including the applicable bid price requirement (the “NCM Bid Price Rule”). Nasdaq transferred the Company’s listing to the NCM effective as of the open of business on June 12, 2025. The extension of time is subject to the Company demonstrating compliance with the NCM Bid Price Rule by evidencing a closing bid price of $1.00 or more per share for a minimum of 10 consecutive trading sessions, completing a strategic transaction and otherwise demonstrating compliance with all initial listing requirements for the NCM, in each case on or before October 7, 2025. The Panel does not have discretion to grant continued listing for noncompliance with Nasdaq listing standards beyond October 7, 2025. There can be no assurance that the Company will be able to satisfy the requirements or conditions for continued listing within the period of time granted by the Panel. Further, consummation of the OrthoCellix Merger is subject to certain closing conditions, including, among other things, Nasdaq’s approval of the listing of the shares of the Company’s common stock to be issued in connection with the OrthoCellix Merger. There can be no assurance that the Company will be able to satisfy the initial listing requirements for the Combined Company in connection with the OrthoCellix Merger.

At the Company’s special meeting of stockholders held on August 5, 2025, the Company’s stockholders approved an amendment to its certificate of incorporation to effect a reverse stock split of its issued and outstanding common stock at a ratio of not less than 1-for-10 and not greater than 1-for-50 shares, with the exact ratio to be determined by the Company’s board of directors, in its discretion, without further approval or authorization by the Company’s stockholders. The primary purpose for the reverse stock split is to increase the per-share closing bid price of the Company’s common stock so as to demonstrate compliance with the applicable NCM Bid Price Rule, and to help ensure the Company’s continued listing on Nasdaq. However, there can be no assurance that the reverse stock split, if effected, will enable the Company to demonstrate compliance with the NCM Bid Price Rule or that the Company will be able to satisfy the terms of the Panel’s decision by October 7, 2025.

(1)Background

Overview

Carisma Therapeutics Inc., a Delaware corporation (collectively with its subsidiaries, the Company), biotechnology company focused on applying its industry leading expertise in macrophage engineering to develop transformative therapies to treat serious diseases including liver fibrosis and cancer.

In March and December 2024, the Company and its board of directors approved revised operating plans to reduce monthly operating expenses, conserve cash, and refocus its efforts on strategic priorities. As part of these plans, in March 2024 the Company elected to cease further development of its first lead product candidate, CT-0508. In December 2024 as part of the plan, the Company elected to cease further development of its then lead product candidate, CT-0525, following an assessment of the competitive landscape in anti-HER2 treatments and the impact of recently approved therapies on HER2 antigen loss/downregulation, and the effects on the future development strategy of any anti-HER2 product.

As part of its cost-reduction initiatives in 2024, the Company implemented workforce reductions during 2024, resulting in the termination of 62 full-time employees (representing approximately 58.0% of the Company’s total workforce), across research and development and general and administrative functions. The workforce reduction resulted in $4.1 million of severance related costs, of which $2.0 million and $2.1 million are included within general and administrative and research and development expense, respectively, in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2024, $2.7 million in severance costs were accrued in the accompanying consolidated balance sheets. The Company may also incur other charges or cash expenditures not currently contemplated due to events that may occur as a result of, or associated with, the 2024 reduction in workforce.

On October 10, 2024, the Company received written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (Nasdaq) notifying the Company that our common stock was not in compliance with Nasdaq Listing Rule 5450(b)(2)(A), or the MVLS Requirement, which requires the Company to maintain a minimum market value of listed securities of $50,000,000. The Company has 180 calendar days, or until April 8, 2025, to regain compliance with the MVLS Requirement.

On January 6, 2025, the Company received a separate written notice from Nasdaq notifying the Company that, based upon the closing bid price of its common stock for the last 38 consecutive business days, the Company was not in compliance with Nasdaq Listing Rule 5450(a)(1) (the Bid Price Rule), which requires the Company to maintain a minimum bid price of $1.00 per share. The Company has 180 calendar days, or until July 7, 2025, to regain compliance with the Bid Price Rule.